March 4, 2015

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Curian Series Trust
File Nos: 333-170606 and 811-22495

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment (Accession No. 0001505208-15-000008); and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 312-730-9721.

Sincerely,

/s/ Diana R. Gonzalez

Diana R. Gonzalez, Esq.
Assistant Vice President